PAX WORLD FUNDS SERIES TRUST III
File No. 333-194601

CERTIFICATE PURSUANT TO
RULE 230.497(j)

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of Pax World Funds Series Trust III (the "Trust") that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from the forms of prospectus and statement of additional information contained in the Trust's post-effective amendment no. 19 under the 1933 Act, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 2022.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 12th day of May, 2022.

PAX WORLD FUNDS SERIES TRUST III

/s/ Joseph F. Keefe
Joseph F. Keefe
President

PAX WORLD FUNDS SERIES TRUST I

File No. 002-38679

CERTIFICATE PURSUANT TO

RULE 497(j)

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of Pax World Funds Series Trust I (the "Trust") that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from the forms of prospectus and statement of additional information contained in the Trust's post-effective amendment no. 101 under the 1933 Act, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 2022.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 12th day of May, 2022.

PAX WORLD FUNDS SERIES TRUST I
/s/ Joseph F. Keefe
Joseph F. Keefe
President